Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss	$ (14,488)	$ (8,305)	$ (60,690)	$ (69,128)	$ (42,476)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	16	13	27	44	40
Stock-based compensation expense	511	334	1,508	1,795	304
Research and development expense settled in stock	2,717	3,570	13,118	15,067	10,296
Change in fair value of other current assets, warrant liability and other liability	2,233	(11,256)	(9,087)	2,069	264
Non-cash interest	63	113	387	449	165
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(690)	942	1,721	4,623	(6,463)
Accounts payable	(21)	887	(250)	237	(301)
Accrued expenses and other current liabilities	2,453	6,423	8,222	1,550	819
Net cash used in operating activities	(7,206)	(7,279)	(45,017)	(43,158)	(35,896)
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Sales and maturities of marketable securities		4,000	21,043	46,464	8,855
Net cash provided by investing activities		4,000	3,971	27,435	(23,800)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Payments on note payable	(2,907)	(1,969)	(8,187)	(3,500)	(156)
Proceeds from the issuance of preferred stock, net	27,368		42,870		62,116
Net cash provided by financing activities	24,461	(1,969)	34,696	9,248	74,242
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	17,255	(5,248)	(6,350)	(6,475)	14,546
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	12,303	18,653	18,653	25,128	10,582
CASH AND CASH EQUIVALENTS AT END OF PERIOD	29,558	13,405	12,303	18,653	25,128
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	310	508	1,796	1,801	358
NON-CASH FINANCING ACTIVITIES:
Accretion of dividends on preferred stock	4,969	3,582	17,471	13,992	10,933
Fair value of series A-6 convertible preferred stock issued as settlement of liability	10,109		23,168
Fair value of warrants issued	$ 1,216		$ 1,356	$ 379	$ 463